PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Property, plant and equipment, at cost	$ 13,595	$ 13,487
Less: Accumulated depreciation and impairment	(12,825)	(12,533)
Property, plant and equipment, net	770	954
Machinery and Equipment [Member]
Property, plant and equipment, at cost	12,482	12,386
Furniture and Fixtures [Member]
Property, plant and equipment, at cost	443	442
Leasehold Improvements [Member]
Property, plant and equipment, at cost	517	506
Motor Vehicles [Member]
Property, plant and equipment, at cost	$ 153	$ 153